Share Capital	12 Months Ended
Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
Share Capital
Share Capital
On February 8, 2017, the board of the Company approved a share consolidation where every 50 existing ordinary shares of £0.001 were consolidated into one ordinary share of £0.05. The movements in the Company's share capital are summarized below:

Date	Description	Number of shares	Share Capital amounts in
			£'000
January 1, 2016		20,198,469	1,010
July 29, 2016	Issuance of shares	31,115,926	1,556
September 12, 2016	Exercise of options	3,334	—
October 24, 2016	Exercise of options	3,334	—
December 28, 2016	Exercise of options	40,000	2
As at December 31, 2016		51,361,063	2,568
May 2, 2017	Issuance of shares	47,653,100	2,383
May 18, 2017	Issuance of shares	5,539,080	277
May 26, 2017	Issuance of shares	330,824	17
September 13, 2017	Exercise of options	133,333	6
December 31, 2017		105,017,400	5,251

The total number of authorized ordinary shares, with a nominal value of £0.05 each, is 200,000,000 (share capital of £10,000,000). All 105,017,400 ordinary shares at December 31, 2017 are allotted, unrestricted, called up and fully paid.
On April 26, 2017, the Company announced the closing of its Global Offering of an aggregate of 47,399,001 new ordinary shares, comprising 5,768,000 American Depositary Shares (“ADSs”) at a price of $13.50 per ADS and 1,255,001 ordinary shares at a price of £1.32 per ordinary share. During May 2017 the underwriters purchased an additional 733,738 ADSs, representing 5,869,904 ordinary shares, at a price of $13.50 per ADS. The total gross proceeds in the Global Offering amounted to $89.9 million (£70.0 million).
In addition, the Chairman of Verona Pharma’s board of directors, Dr David Ebsworth, and an existing shareholder agreed to subscribe for 254,099 new ordinary shares at a price of £1.32 per ordinary share in the Shareholder Private Placement, contingent on and concurrent with the Global Offering and generating gross proceeds of £0.3m.
Where there is a time and foreign exchange difference between proceeds from a share issue becoming due and being received, the movement is taken to Finance income or Finance expense as appropriate. In respect of the Global Offering and Shareholder Private Placement, the Company recorded a finance expense of £439 thousand arising from movements in exchange rates on funds receivable, offset by a saving on commission payable of £31 thousand, for a net finance expense of £408 thousand.
On September 13, 2017, the company issued 133,333 new shares upon exercise of share options at 110p per share, resulting in proceeds of £147 thousand to the Company.
On July 29, 2016, the Company issued 31,115,926 units to new and existing investors at the placing price of £1.4365 per unit. Each unit comprises one ordinary share and one warrant (see note 19).
During 2016, the Company issued 46,666 ordinary shares upon exercise of employee share options.
As at December 31, 2017, the number of ordinary shares in issue was 105,017,400.  All new ordinary shares rank pari passu with existing ordinary shares.